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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended: December 31, 2008

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                              [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                         Noonday Asset Management, L.P.
                              227 West Trade Street
                                   Suite 2140
                               Charlotte, NC 28202

                     c/o Farallon Capital Management, L.L.C.
                               One Maritime Plaza
                                   Suite 2100
                         San Francisco, California 94111

                         Form 13F File Number: 028-11402

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 Mark C. Wehrly
                              Authorized Signatory
                                 (415) 421-2132





                               /s/ Mark C. Wehrly
                            _________________________
                            San Francisco, California
                                February 17, 2009



                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        5

                    Form 13 F Information Table Entry Total:

                                       30

                    Form 13 F Information Table Value Total:

                              $337,341 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 028-03896
Name:  Farallon Capital Management, L.L.C.

No. 2
Form 13F File Number: 028-06372
Name:  Farallon Partners, L.L.C.

No. 3
Form 13F File Number: 028-11404
Name:  Noonday G.P. (U.S.), L.L.C.

No. 4
Form 13F File Number: 028-11719
Name:  Noonday Asset Management LLP

No. 5
Form 13F File Number: 028-11716
Name:  Noonday Asset Management Asia Pte. Ltd.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE       SHARES/      SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)     PRN AMT      PRN CALL DSCRETN MANAGERS SOLE SHARED       NONE
------------------------------ ---------------- --------- ------------ ------------ --- ---- ------- -------- ---- ------------ ----
51JOB INC                      SP ADR REP COM   316827104       10,457    1,697,500 SH       OTHER   01-03,05         1,697,500
AKAMAI TECHNOLOGIES INC        COM              00971T101       25,106    1,663,774 SH       OTHER   01-03            1,663,774
ARENA PHARMACEUTICALS INC      COM              040047102        4,712    1,130,000 SH       OTHER   01-03            1,130,000
CHIQUITA BRANDS INTL INC       COM              170032809       27,348    1,850,321 SH       OTHER   01-03            1,850,321
DIGITAL RIV INC                COM              25388B104        2,542      102,500 SH       OTHER   01-03              102,500
EMMIS COMMUNICATIONS CORP      CL A             291525103          773    2,209,922 SH       OTHER   01-03            2,209,922
FEI CO                         COM              30241L109       19,992    1,060,000 SH       OTHER   01-03            1,060,000
FRESH DEL MONTE PRODUCE INC    ORD              G36738105       16,030      715,000 SH       OTHER   01-03              715,000
HEWLETT PACKARD CO             COM              428236103        3,974      109,500 SH       OTHER   01-03              109,500
HUNTSMAN CORP                  COM              447011107        3,673    1,067,600 SH       OTHER   01-03            1,067,600
I2 TECHNOLOGIES INC            COM NEW          465754208        2,428      380,000 SH       OTHER   01-03              380,000
ISHARES TR MSCI EMERG MKT      COM              464287234        9,688      388,000 SH  PUT  OTHER   01-03,05           388,000
ISHARES TR RUSSELL 2000        COM              464287655       29,667      602,500 SH  PUT  OTHER   01-03,05           602,500
LIFE TECHNOLOGIES CORP         COM              53217V109       24,196    1,038,013 SH       OTHER   01-03            1,038,013
LIGAND PHARMACEUTICALS INC     CL B             53220K207        3,178    1,160,000 SH       OTHER   01-03            1,160,000
MDS INC                        COM              55269P302        2,168      350,000 SH       OTHER   01-03              350,000
MERCK & CO INC                 COM              589331107       12,616      415,000 SH       OTHER   01-03              415,000
MICROSOFT CORP                 COM              594918104        7,144      367,500 SH       OTHER   01-03              367,500
NET 1 UEPS TECHNOLOGIES INC    COM NEW          64107N206       10,738      783,804 SH       OTHER   01-03              783,804
NRG ENERGY INC                 COM NEW          629377508       38,152    1,635,300 SH       OTHER   01-03            1,635,300
ORACLE CORP                    COM              68389X105        8,377      472,500 SH       OTHER   01-03              472,500
OSI PHARMACEUTICALS INC        COM              671040103        1,660       42,500 SH       OTHER   01-03               42,500
POTASH CORP SASK INC           COM              73755L107       41,369      565,000 SH       OTHER   01-03              565,000
PT INDOSAT TBK                 SPONSORED ADR    744383100        1,678       65,000 SH       OTHER   01-03,05            65,000
QUANTUM CORP                   NOTE  4.375% 8/0 747906AE5        7,758   18,255,000 PRN      OTHER   01-03           18,255,000
REDDY ICE HLDGS INC            COM              75734R105        3,207    2,227,159 SH       OTHER   01-03            2,227,159
RENEGY HOLDINGS INC            COM              75845J109           52      159,076 SH       OTHER   01-03              159,076
RESEARCH IN MOTION LTD         COM              760975102        7,183      177,000 SH       OTHER   01-03              177,000
SHIRE PLC                      SPONSORED ADR    82481R106        9,068      202,500 SH       OTHER   01-03              202,500
XYRATEX LTD                    COM              G98268108        2,407      816,000 SH       OTHER   01-03              816,000